Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 – CONVERTIBLE NOTES PAYABLE

On June 1, 2017, the Company received $100,000 from a third party pursuant to the terms of a convertible promissory note (the “Convertible Note”). The Convertible Note accrued interest at 7% per annum and all principal and interest is payable on the maturity date of June 1, 2019. The holder of the Convertible Note could have, at any time, upon written notice, convert all amounts then outstanding under this Convertible Note into a number of common shares of the Company equal to the amount then owed under this Note divided by $0.77. Upon the maturity date, the principal and accrued interest under this note would have automatically be converted into the number of common shares of the Company equal to the amount then owed under this Convertible Note divided by $0.77. The Company evaluated the conversion feature of the Convertible Note and determined the Company’s common stock fair value exceeded the conversion price as stated in the Convertible Note. Management determined that the favorable exercise price represented a beneficial conversion feature. Using the intrinsic value method at the convertible promissory note date, a total discount of $10,000 was recognized and was being amortized to interest expense over the term of the Convertible Note. In March 2018, the principal balance of $100,000 all accrued interest of $5,833 was converted into 136,894 common shares and the Convertible Note was terminated. As of December 31, 2017, the principal balance due under this Convertible Note was $100,000. As of September 30, 2018, this Convertible Note is no longer outstanding.

On January 22, 2018 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “SPA”) with Esousa Holdings, LLC (“Esousa”), whereby Esousa agreed to invest up to $750,000 (the “Purchase Price”) in the Company in exchange for senior secured the convertible notes and five-year warrants, upon the terms and subject to the conditions thereof. Pursuant to the SPA, the Company issued (i) a senior secured convertible note to Esousa on January 22, 2018, in the original principal amount of $260,000, which bears interest at 10% per annum (the “First Note”) and (ii) 293,123 five-year warrants to purchase common shares of the Company at a purchase price of $0.87 per unit. On January 22, 2018, the Company received cash proceeds of $260,000 under this convertible note. Each convertible note issued pursuant to the SPA was due and payable two years from the issuance date of the respective convertible note, and any accrued and unpaid interest relating to each convertible note, was due and payable semi-annually.

The Convertible Note was convertible into common shares at a conversion price of is $0.87 which was lower than the fair value of common shares based on recent sales of common shares of the Company on the date of issue.  Additionally, as warrants were issued with the Convertible Note, the proceeds were allocated to the instruments based on relative fair value as the warrants did not contain any features requiring liability treatment and therefore were classified as equity. The value allocated to the warrants was $186,368 and $73,632 was allocated to the beneficial conversion feature. Since the intrinsic value of the beneficial conversion feature and warrants was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature and warrants was limited to the amount of the proceeds allocated to the convertible instrument.

Accordingly, the Company recorded as debt discount of $260,000 with the credit to additional paid in capital. The debt discount associated was to be amortized to interest expense over the term of the Convertible Note.

On April 26, 2018, the Company and Esousa entered into a Termination Agreement and General Release (“Termination Agreement”) whereby the Company paid Esousa $270,000, and the SPA, Note, Warrant and Registration Rights Agreement and all rights and obligations were terminated. In connection with the Termination Agreement, the Company recorded debt extinguishment expense of $229,696, including the write-off of remaining debt discount of $226,392 and the payment of additional interest of $3,304.

For the nine months ended September 30, 2018 and 2017, interest expense related to these Convertible Notes amounted to $49,003 and $417, including amortization of debt discount charged to interest expense of $40,303 and $417, respectively.

At September 30, 2018 and December 31, 2017, the Convertible Note consisted of the following:

	September 30, 2018	December 31, 2017
Principal amount	$-	$100,000
Less: unamortized debt discount	-	(7,083)
Convertible note payable, net	$-	$92,917

The weighted average interest rate during the nine months ended September 30, 2018 was 8.7%.

NOTE 6 – CONVERTIBLE NOTES PAYABLE

On June 1, 2017, the Company received $100,000 from a third party pursuant to the terms of a convertible promissory note (the “Convertible Note”). The Convertible Note accrued interest at 7% per annum and all principal and interest is payable on the maturity date of June 1, 2019. The Holder may, at any time, upon written notice, convert all amounts then outstanding under this Convertible Note into a number of common shares of the Company equal to the amount then owed under this Note divided by $0.77. Upon the maturity date, the principal and accrued interest under this note will automatically be converted into the number of common shares of the Company equal to the amount then owed under this Convertible Note divided by $0.77. The Company may prepay this Convertible Note at any time upon thirty days’ prior written notice to the Holder and shall prepay this Convertible Note in full upon the thirty days’ prior written notice of a change of control event. The Company evaluated the conversion feature of the Convertible Note and determined the Company’s common stock fair value exceeded the conversion price as stated in the Convertible Note. Management determined that the favorable exercise price represented a beneficial conversion feature. Using the intrinsic value method at the convertible promissory note date, a total discount of $10,000 was recognized and is being amortized to interest expense over the term of the Convertible Note. For the years ended December 31, 2017 and 2016, amortization of debt discount charged to interest expense amounted to $2,917 and $0, respectively. As of December 31, 2017 and 2016, the principal balance due under this Convertible Note is $100,000 and $0, respectively. In March 2018, the principal balance all accrued interest was converted into common shares (See Note 10).

On August 7, 2017, the Company received $50,000 from a third party pursuant to the terms of a convertible promissory note (the “Note”). The Note accrued interest at 7% per annum and all principal and interest was payable on demand. The Holder may, at any time, upon written notice, convert all amounts then outstanding under this Convertible Note into a number of common shares of the Company equal to the amount then owed under this Note divided by $0.85. In November 2017, the Company repaid this Note and all interest due. The Company evaluated the conversion feature of the Note and determined the Company’s common stock was equal to the conversion price as stated in the Note. Accordingly, management determined that no beneficial conversion feature existed.

For the years ended December 31, 2017 and 2016, interest expense related to the Convertible Note and Note amounted to $5,092 and $0, respectively.

At December 31, 2017 and 2016, the Convertible Note consisted of the following:

	December 31, 2017	December 31, 2016
Principal amount	$100,000	$-
Less: unamortized debt discount	(7,083)	-
Convertible note payable, net	$92,917	$-

The weighted average interest rate during the year ended December 31, 2017 was 7.0%.